Cover	12 Months Ended
Dec. 31, 2023
Cover [Abstract]
Entity Registrant Name	iCoreConnect Inc.
Entity Central Index Key	0001906133
Document Type	S-1/A
Amendment Flag	true
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Filer Category	Non-accelerated Filer
Entity Ex Transition Period	false
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	86-2462502
Entity Address Address Line 1	529 Crown Point Road
Entity Address Address Line 2	Suite 250
Entity Address City Or Town	Ocoee
Entity Address State Or Province	FL
Entity Address Postal Zip Code	34761
City Area Code	888
Local Phone Number	810-7706
Amendment Description	iCoreConnect Inc. (the “Company”) is filing this Amendment No. 1 (this “Amendment”) to its Registration Statement on Form S-1 (File No. 333- 282609) (the “Registration Statement”) as an exhibits-only filing, solely to file Exhibit 5.1. Accordingly, this Amendment consists only of the facing page, this explanatory note, Item 16(a) of Part II of the Registration Statement, the signature page to the Registration Statement and the filed exhibits. This Amendment does not modify any provision of the prospectus contained in Part I or the balance of Part II of the Registration Statement.